Shareholder Report, Average Annual Return (Details)	12 Months Ended	34 Months Ended
	Apr. 30, 2025	Apr. 30, 2025
C000257150
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CPII
Without Sales Load [Member] | C000257150
Average Annual Return [Line Items]
Average Annual Return, Percent	2.81%	4.07%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	8.02%	2.76%